                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3950

                        Van Kampen U.S. Government Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


             1221 Avenue of the Americas, New York, New York 10020
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              (Address of principal executive offices) (Zip code)


                                 Ronald Robison
             1221 Avenue of the Americas, New York, New York 10020
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/05

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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)


PAR
AMOUNT
(000)                             DESCRIPTION                          COUPON         MATURITY               VALUE

                     COLLATERALIZED MORTGAGE OBLIGATIONS    8.4%
 $      8,925        Federal Home Loan Mortgage Corp.                  3.060%         01/15/35        $       8,934,866
       12,068        Federal Home Loan Mortgage Corp.                   5.000         08/15/12               12,116,175
       16,116
                     Federal Home Loan Mortgage Corp.
                     (Interest Only) (a)                                5.140         03/15/32                1,337,316
        5,920
                     Federal Home Loan Mortgage Corp.
                     (Interest Only) (a)                                5.190         03/15/32                  497,034
        4,835
                     Federal Home Loan Mortgage Corp.
                     (Interest Only) (a)                                5.290         06/15/31                  330,719
       16,648
                     Federal Home Loan Mortgage Corp.
                     (Interest Only)                                    5.500         05/15/27                1,358,670
        3,170
                     Federal Home Loan Mortgage Corp.
                     (Interest Only) (a)                                5.740         03/15/32                  256,783
        5,700
                     Federal Home Loan Mortgage Corp.
                     (Interest Only)                                    6.500         05/15/33                1,047,724
        4,479
                     Federal Home Loan Mortgage Corp.
                     (Interest Only)                                    8.000         06/01/31                  926,882
        9,700
                     Federal National Mortgage Association              3.050         05/25/35                9,700,000
        8,264
                     Federal National Mortgage Association REMIC        3.220         05/28/35                8,272,745
        9,000        Federal National Mortgage Association              6.022         11/25/10                9,599,004
       29,000        Federal National Mortgage Association              6.740         08/25/07               30,375,279
        4,480
                     Federal National Mortgage Association REMIC        7.000         08/25/20                4,673,954
        2,651        Federal National Mortgage Association              7.500         01/19/39                2,793,646
      189,432
                     Federal National Mortgage Association
                     (Interest Only)                                     0.967         11/25/10               7,873,888
       10,926        Federal National Mortgage Association
                     (Interest Only) (a)                                 3.550         07/25/34                 666,744
        1,233        Federal National Mortgage Association
                     (Interest Only) REMIC (a)                           5.250         12/25/29                  62,610
        9,529
                     Federal National Mortgage Association
                     (Interest Only)                                     6.000         11/25/32               1,312,932
        6,952        Federal National Mortgage Association
                     (Interest Only) REMIC                               6.000         08/25/32               1,103,810
        9,500
                     Federal National Mortgage Association
                     (Interest Only)                                     6.500   07/01/31 to 05/25/33         1,958,045
        6,626
                     Federal National Mortgage Association
                     (Interest Only)                                     7.000   03/01/32 to 04/25/33         1,438,374
        7,835
                     Federal National Mortgage Association
                     (Interest Only)                                     7.500   11/01/29 to 01/01/32         1,636,410
       10,601        Government National Mortgage Association
                     (Interest Only) (a)                                 5.130         12/16/25                 949,120
        6,359        Government National Mortgage Association
                     (Interest Only) (a)                                 5.180         05/16/32                 390,212
          136        Government National Mortgage Association
                     (Interest Only) REMIC                               6.000         09/20/28                     931
                                                                                                            -----------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                   109,613,873
                                                                                                            -----------

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

                     MORTGAGE BACKED SECURITIES  79.5%
       29,200        Federal Home Loan Mortgage Corp., April        5.000                TBA                 28,570,390
       24,550        Federal Home Loan Mortgage Corp., May          5.000                TBA                 23,966,937
       41,186        Federal Home Loan Mortgage Corp.               5.000        10/01/17 to 10/01/19        41,247,700
      120,150        Federal Home Loan Mortgage Corp., April        5.500                TBA                122,590,487
        3,350        Federal Home Loan Mortgage Corp., April        6.000                TBA                  3,428,517
        8,271        Federal Home Loan Mortgage Corp.               6.500        07/01/14 to 08/01/33         8,617,606
       34,384        Federal Home Loan Mortgage Corp.               7.500        06/01/17 to 07/01/33        36,832,481
        9,581        Federal Home Loan Mortgage Corp.               8.000        12/01/19 to 05/01/32        10,310,684
       10,351        Federal Home Loan Mortgage Corp.               8.500        10/01/10 to 08/01/31        11,245,160
        2,352        Federal Home Loan Mortgage Corp.              10.000        01/01/09 to 08/01/21         2,591,206
           18        Federal Home Loan Mortgage Corp. (FHA/VA)     10.000               9/1/2010                 19,632
           90        Federal Home Loan Mortgage Corp. (FHA/VA)     10.000               1/1/2019                 99,792
           53        Federal Home Loan Mortgage Corp.              10.250              11/01/09                  56,991
        1,922        Federal Home Loan Mortgage Corp.              11.000        05/01/07 to 01/01/21         2,106,524
       30,850        Federal National Mortgage Association, May     4.500                TBA                 29,220,750
       69,907        Federal National Mortgage Association          4.500        05/01/19 to 10/01/19        68,432,829
       18,300        Federal National Mortgage Association, May     5.000                TBA                 18,248,540
       30,700        Federal National Mortgage Association, May     5.000                TBA                 29,932,500
       56,280        Federal National Mortgage Association          5.000        09/01/19 to 11/01/19        56,295,379
       17,550        Federal National Mortgage Association, April   5.500                TBA                 17,884,538
       61,900        Federal National Mortgage Association, April   5.500                TBA                 61,996,688
       94,450        Federal National Mortgage Association          5.500        12/01/32 to 12/01/34        94,689,663
       67,300        Federal National Mortgage Association, April   6.000                TBA                 68,793,252
        3,024        Federal National Mortgage Association          6.000        07/01/12 to 09/01/14         3,126,061
      103,005        Federal National Mortgage Association          6.500        11/01/13 to 11/01/34       107,195,783
       41,144        Federal National Mortgage Association          7.000        05/01/13 to 11/01/33        43,377,752
          600        Federal National Mortgage Association, April   7.500                TBA                    641,250
       31,328        Federal National Mortgage Association          7.500        04/01/15 to 12/01/32        33,545,339
       33,456        Federal National Mortgage Association          8.000        12/01/16 to 09/01/32        36,039,121
       12,846        Federal National Mortgage Association          8.500        08/01/14 to 05/01/32        13,963,151
           51        Federal National Mortgage Association (MFMR)   9.000               3/1/2008                 53,073
        1,024        Federal National Mortgage Association          9.000          5/1/09 to 02/01/21         1,096,333
        1,499        Federal National Mortgage Association          9.500        05/01/20 to 04/01/30         1,661,751
          864        Federal National Mortgage Association         10.000        11/01/18 to 05/01/22           969,804
          937        Federal National Mortgage Association         10.500        06/01/10 to 05/01/21         1,048,793
          396        Federal National Mortgage Association         11.000        12/01/10 to 10/01/19           433,918
          122        Federal National Mortgage Association         11.500        12/01/09 to 01/01/16           134,946
            6        Federal National Mortgage Association         12.500              03/01/15                   6,968
          265        Federal National Mortgage Association         13.000              06/01/15                 299,443
       13,095        Government National Mortgage Association       5.500        05/15/33 to 10/15/34        13,232,657
        4,637        Government National Mortgage Association       6.000        01/15/28 to 04/15/29         4,778,642
        1,579        Government National Mortgage Association       6.500        04/15/26 to 12/15/28         1,653,063
        4,717        Government National Mortgage Association       7.000        08/15/22 to 10/15/30         4,999,926
        7,902        Government National Mortgage Association       7.500        01/15/17 to 02/15/30         8,509,768
        3,736        Government National Mortgage Association       8.000        08/15/07 to 08/15/29         4,035,942
        3,374        Government National Mortgage Association       8.500        04/15/06 to 06/15/23         3,693,796
        5,620        Government National Mortgage Association       9.000        10/15/08 to 08/15/24         6,160,425
        3,949        Government National Mortgage Association       9.500        07/15/09 to 09/15/22         4,381,202
        1,130        Government National Mortgage Association      10.500        09/15/10 to 10/15/19         1,284,339
          227        Government National Mortgage Association      11.000        03/15/10 to 12/15/18           251,682
          356        Government National Mortgage Association      11.500        10/15/10 to 02/15/16           399,084
          202        Government National Mortgage Association      12.000        11/15/12 to 07/15/15           226,532
           76        Government National Mortgage Association      12.250        06/15/14 to 06/15/15            85,268
          274        Government National Mortgage Association      12.500        05/15/10 to 08/15/15           308,293
          141        Government National Mortgage Association      13.000         01/15/11 to 05/15/15          160,298
        2,030        Government National Mortgage Association II    6.000              04/20/29               2,088,441


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

           13        Government National Mortgage Association II    8.500              02/20/17                  13,610
          368        Government National Mortgage Association II   10.500        04/20/14 to 05/20/19           417,624
          290        Government National Mortgage Association II   11.000        09/20/13 to 08/20/19           321,827
          129        Government National Mortgage Association II   11.500        08/20/13 to 07/20/19           143,977
          147        Government National Mortgage Association II   12.000        09/20/13 to 12/20/15           165,205
          147        Government National Mortgage Association II   12.500        10/20/13 to 09/20/15           166,178
                                                                                                         --------------

TOTAL MORTGAGE BACKED SECURITIES                                                                          1,038,249,511
                                                                                                         --------------


                     UNITED STATES TREASURY OBLIGATIONS    15.8%
       50,000        United States Treasury Notes                   1.625              02/28/06              49,218,800
       24,500        United States Treasury Notes                   4.250              08/15/13              24,167,927
       55,000        United States Treasury Bonds                  11.250              02/15/15              84,248,835
       11,000        United States Treasury Bonds                   9.875              11/15/15              15,868,369
       14,000        United States Treasury Bonds                   9.250              02/15/16              19,543,132
       19,255        United States Treasury Bonds (STRIPS)          0.000              02/15/25               7,188,623
       19,255        United States Treasury Bonds (STRIPS)          0.000              02/15/27               6,537,843
                                                                                                         --------------

TOTAL UNITED STATES TREASURY OBLIGATIONS                                                                    206,773,529
                                                                                                         --------------

TOTAL LONG-TERM INVESTMENTS    103.7%
   (Cost $1,350,284,661)                                                                                  1,354,636,913
                                                                                                         --------------

SHORT-TERM INVESTMENTS    26.3%
REPURCHASE AGREEMENT      20.2%

             UBS Securities LLC ($263,342,000 par collateralized
             by U.S. Government obligations in a pooled cash
             account, interest rate of 2.53%, dated
             03/31/05, to be sold on 04/01/05 at $263,360,507)                                              263,342,000
UNITED STATES TREASURY OBLIGATIONS  6.1%

             Federal Home Loan Bank ($79,372,000  par, yielding
             2.54%, 04/01/05 maturity)                                                                       79,372,000
             United States Treasury Bills ($1,000,000 par, yielding
             2.756%, 07/14/05 maturity) (b)                                                                     992,102
                                                                                                         --------------
TOTAL U.S. TREASURY OBLIGATIONS  6.1%                                                                        80,364,102
                                                                                                         --------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $343,706,102)                                                                                      343,706,102
                                                                                                         --------------

TOTAL INVESTMENTS    130.0%
   (Cost $1,693,990,763)                                                                                  1,698,343,015

LIABILITIES IN EXCESS OF OTHER ASSETS    (30.0%)                                                          (392,613,196)
                                                                                                         --------------

NET ASSETS    100.0%                                                                                     $1,305,729,819
                                                                                                         ==============

Percentages are calculated as a percentage of net assets.

(a)

        An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Fund to enhance the yield of the portfolio. The price of these securities may be more volatile than the price of a comparable fixed rate security. All of the Fund's portfolio holdings, holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(b) All or a portion of these securities have been physically segregated in connection with open futures and forwards contracts.
FHA/VA  -Federal Housing Administration/Department of Veterans Affairs
MFMR    -Multi Family Mortgage Revenue
REMIC   -Real Estate Mortgage Investment Conduits
TBA -To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.

Future contracts outstanding as of March 31, 2005:

                                                                                                            UNREALIZED
                                                                                                          APPRECIATION/
                                                                                  CONTRACTS                DEPRECIATION
LONG CONTRACTS:

        U.S. Treasury Notes 10-Year Futures June 2005
        (Current Notional Value of $109,266 per contract)                               180                $  (211,694)

        U.S. Treasury Bonds Futures June 2005 (Current
        Notional Value of $111,375 per contract)                                        230                   (448,863)

SHORT CONTRACTS:

      U.S. Treasury Notes 5-Year Futures June 2005
      (Current Notional Value of $107,094 per contract)                               1,162                   1,516,771

      U.S. Treasury Notes 2-Year Futures June 2005
      (Current Notional Value of $206,891 per contract)                                 747                     664,807

      Interest Rate Swap 10-Year Futures June 2005
      (Current Notional Value of $107,781 per contract)                                  10                      18,410
                                                                                -----------                ------------
                                                                                      2,329                $  1,539,431
                                                                                -----------                ------------


Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen U.S. Government Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 19, 2005